Cover	Dec. 01, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 01, 2021
Entity File Number	001-39690
Entity Registrant Name	Natural Order Acquisition Corp.
Entity Central Index Key	0001824888
Entity Tax Identification Number	85-2464911
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	30 Colpitts Road
Entity Address, City or Town	Weston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02493
City Area Code	(617)
Local Phone Number	395-1644
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of common stock, $0.0001 par value (the “Common Stock”), and one Warrant
Title of 12(b) Security	Units, each consisting of one share of common stock, $0.0001 par value (the “Common Stock”), and one Warrant
Trading Symbol	NOACU
Security Exchange Name	NASDAQ
Common Stock included as part of the units
Title of 12(b) Security	Common Stock included as part of the units
Trading Symbol	NOAC
Security Exchange Name	NASDAQ
Warrants included as part of the units, each to receive one-half (1/2) of one share of Common Stock
Title of 12(b) Security	Warrants included as part of the units, each to receive one-half (1/2) of one share of Common Stock
Trading Symbol	NOACW
Security Exchange Name	NASDAQ